CLOUGH FUNDS TRUST

1290 Broadway, Suite 1100

Denver, CO 80203

July 2, 2018

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Clough Funds Trust (the “Registrant”) (File No. 333-204408), on behalf of the Clough Global Long/Short Fund (the “Fund”), a series of the Registrant

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the final Prospectus and Statement of Additional Information with respect to the above-referenced Trust, effective June 29, 2018, does not differ from that filed electronically via EDGAR with Post-Effective Amendment No. 9 on June 29, 2018.

Please address any comments on this filing to the undersigned at 720-917-0785.

Sincerely,

/s/ Karen S. Gilomen

Karen S. Gilomen

Secretary

Enclosures